Note 3 - Loans and Allowance for Loan Losses (Detail) - Recorded Investment of Residential and Consumer Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Automobile Loans [Member] | Performing Loans [Member]
Consumer Loans	$ 41,153	$ 45,677
Automobile Loans [Member] | Nonperforming Loans [Member]
Consumer Loans	15	25
Automobile Loans [Member]
Consumer Loans	41,168	45,702
Home Equity Loans [Member] | Performing Loans [Member]
Consumer Loans	18,270	20,502
Home Equity Loans [Member] | Nonperforming Loans [Member]
Consumer Loans	62	5
Home Equity Loans [Member]
Consumer Loans	18,332	20,507
Other Consumer Loans [Member] | Performing Loans [Member]
Consumer Loans	40,510	40,947
Other Consumer Loans [Member] | Nonperforming Loans [Member]
Consumer Loans	7	7
Other Consumer Loans [Member]
Consumer Loans	40,517	40,954
Residential Real Estate Loans [Member] | Performing Loans [Member]
Consumer Loans	223,148	235,515
Residential Real Estate Loans [Member] | Nonperforming Loans [Member]
Consumer Loans	2,874	2,975
Residential Real Estate Loans [Member]
Consumer Loans	226,022	238,490
Consumer Loans [Member] | Performing Loans [Member]
Consumer Loans	323,081	342,641
Consumer Loans [Member] | Nonperforming Loans [Member]
Consumer Loans	2,958	3,012
Consumer Loans [Member]
Consumer Loans	$ 326,039	$ 345,653